GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 30, 2021	May 18, 2021	Dec. 31, 2020
Indefinite-lived Intangible Assets
Business combinations					$ 3,711,322	$ 2,104,056
Gross Amount	$ 9,734,560		$ 9,734,560		9,734,560	4,736,080
Accumulated Amortization	(4,155,129)		(4,155,129)		(2,670,202)	(1,091,509)
Carrying Value	5,579,431		5,579,431		7,064,358	3,644,571
Indefinite-lived	15,576,440		15,576,440		15,576,440	10,354,640
Total-Gross					12,906,238
Intangible assets, net	11,421,311		11,421,311		12,906,238	9,263,131
Amortization expense	804,924	$ 537,812	1,759,277	$ 1,075,625	1,653,819	1,128,524
Goodwill	8,973,501		8,973,501		10,103,812	8,583,274			$ 6,479,218
Stateside
Indefinite-lived Intangible Assets
Business combinations						2,104,056
Goodwill	2,104,056		2,104,056		2,104,056	2,104,056	$ 2,104,056
Bailey LLC
Indefinite-lived Intangible Assets
Goodwill	3,158,123		3,158,123		3,158,123	6,479,218			$ 6,479,218
Harper & Jones
Indefinite-lived Intangible Assets
Goodwill								$ 9,681,548
Customer relationships
Indefinite-lived Intangible Assets
Gross Amount	9,734,560		9,734,560		9,734,560	4,736,080
Accumulated Amortization	(4,155,129)		(4,155,129)		(2,670,202)	(1,091,509)
Carrying Value	5,579,431		5,579,431		7,064,358	3,644,571
Brand name
Indefinite-lived Intangible Assets
Indefinite-lived	$ 5,841,880		$ 5,841,880			5,618,560
Total-Gross					5,841,880
Intangible assets, net					$ 5,841,880	$ 5,618,560